GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2018
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

7.GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2017, except for capitalized computer software costs, including ¥119,830 thousand recorded from the acquisition of business of EDI, totaled ¥143,974 thousand, which primarily consist of  customer relationships, noncompete agreements and favorable leases of ¥109,632 thousand, ¥1,012 thousand, and ¥9,186 thousand, respectively.

There is no significant intangible assets subject to amortization acquired during the fiscal year ended March 31, 2018.

The components of intangible assets subject to amortization, except for capitalized computer software costs, as of March 31, 2017 and 2018 are as follows:

	Thousands of Yen
	2017		2018
	Gross		Gross
	carrying	Accumulated	carrying	Accumulated
	amount	amortization	amount	amortization
Customer relationships	¥2,168,992	¥255,532	¥2,053,959	¥382,364
Trademarks	37,362	24,588	32,250	16,034
Noncompete agreements	47,680	26,069	45,151	39,737
Favorable leases	130,408	68,911	82,435	62,561
Other	83,319	44,064	107,752	55,106
	¥2,467,761	¥419,164	¥2,321,547	¥555,802

There were no intangible assets not subject to amortization at March 31, 2016, 2017 and 2018.

The weighted-average amortization period for intangible assets, except for capitalized computer software costs acquired during the year ended March 31, 2016, was approximately 10 years. The weighted-average amortization period for customer relationships, trademarks, noncompete agreements and favorable leases acquired during the year ended March 31, 2016 were 15 years, 4 years, 3 years and 3 years, respectively.

The weighted-average amortization period for intangible assets, except for capitalized computer software costs acquired during the year ended March 31, 2017, was approximately 14 years. The weighted-average amortization periods for customer relationships, trademarks, noncompete agreements and favorable leases acquired during the year ended March 31, 2017 were 15 years, 10 years, 3 years and 3 years, respectively.

The weighted-average amortization period for intangible assets, except for capitalized computer software costs acquired during the year ended March 31, 2018, was approximately 14 years. The weighted-average amortization period for customer relationships, trademarks, noncompete agreements and favorable leases acquired during the year ended March 31, 2018 were 15 years, 10 years, 3 years and 3 years, respectively.

The amortization expenses for the years ended March 31, 2017 and 2018 were ¥254,176 thousand and 208,836 thousand, respectively. The estimated aggregate amortization expense of intangible assets except for capitalized computer software costs for each of the next five years is as follows:

Year Ending March 31,	Thousands of Yen
2019	¥177,534
2020	152,616
2021	152,430
2022	152,430
2023	155,521

Amendments to the Articles of Incorporation were approved at the 13th General Meeting of Shareholders held on June 29, 2016, and the Company changed its corporate name on July 1, 2016. In association with the amendments, the Company reviewed the useful lives of the old company name-related trademarks held by the Company to reflect the substance of the use of the assets. The original amortization period on the company name-related trademarks was 10 years from the registration date of the company name. In July 2016, the Company amortized the entire book value of the old company name-related trademarks. The balance of the old company name-related trademarks amounted to zero as of March 31, 2017. Additional amortization of ¥35,601 thousand was recorded during the year ended March 31, 2017.

The following table shows changes in the carrying amount of goodwill for the years ended March 31, 2017 and 2018, by operating segment.

	Thousands of Yen
	Legal Tech	AI Solutions	Total
Fiscal year ended March 31, 2016
Acquisition	¥2,162,944	¥—	¥2,162,944
Translation adjustments and other	(206,234)	—	(206,234)
Goodwill	2,132,137	—	2,132,137
Accumulated impairment losses	—	—	—
Balance at March 31, 2016	2,132,137	—	2,132,137

Acquisition	127,449	—	127,449
Translation adjustments and other	(220,876)	—	(220,876)
Goodwill	2,038,710	—	2,038,710
Accumulated impairment losses	—	—	—
Balance at March 31, 2017	2,038,710	—	2,038,710

Acquisition	—	—	—
Translation adjustments and other	(28,156)	—	(28,156)
Goodwill	2,010,554	—	2,010,554
Accumulated impairment losses	—	—	—
Balance at March 31, 2018	¥2,010,554	¥—	¥2,010,554